Derivatives and Hedging Activities - Derivative Instrument Cash Flow Hedge Earning Recognized by Income Statement Location (Details) - Interest rate - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivatives, Fair Value [Line Items]
Net Gains (Losses) Reclassified From AOCI Into Income	$ (360)	$ (735)	$ (953)
Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Net Gains (Losses) Recognized in OCI	309	(448)	(289)
Interest income – loans | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Net Gains (Losses) Reclassified From AOCI Into Income	(358)	(733)	(956)
Interest expense — Long-term debt | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Net Gains (Losses) Reclassified From AOCI Into Income	(2)	(2)	(2)
Investment banking and debt placement fees | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Net Gains (Losses) Reclassified From AOCI Into Income	$ 0	$ 0	$ 5